Taxes (Details) - Schedule of tax payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of tax payable [Abstract]
VAT tax payable	$ 56,474	$ 7,928
Income tax payable	6,166	6,661
Other taxes payable	39,719	28,430
Total	$ 102,359	$ 43,019